Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of aging of past due and nonaccrual loans
Current	$ 359,799	$ 317,360
30 - 59 Days Past Due	705	2,496
60 - 89 Days Past Due	500	610
90 Days + Past Due	131	581
Non-Accrual	3,206	2,908
Total Past Due and Non-Accrual	4,542	6,595
Total Loans	364,341	323,955
Commercial [Member]
Schedule of aging of past due and nonaccrual loans
Current	104,348	89,365
30 - 59 Days Past Due	60	272
60 - 89 Days Past Due	8	28
90 Days + Past Due		150
Non-Accrual	483	13
Total Past Due and Non-Accrual	551	463
Total Loans	104,899	89,828
Commercial real estate [Member]
Schedule of aging of past due and nonaccrual loans
Current	117,372	103,828
30 - 59 Days Past Due	41	587
60 - 89 Days Past Due	34	250
90 Days + Past Due		141
Non-Accrual	1,745	1,526
Total Past Due and Non-Accrual	1,820	2,504
Total Loans	119,192	106,332
Residential real estate [Member]
Schedule of aging of past due and nonaccrual loans
Current	108,574	100,297
30 - 59 Days Past Due	472	1,443
60 - 89 Days Past Due	430	303
90 Days + Past Due	131	282
Non-Accrual	805	1,193
Total Past Due and Non-Accrual	1,838	3,221
Total Loans	110,412	103,518
Construction & land development [Member]
Schedule of aging of past due and nonaccrual loans
Current	23,180	17,885
30 - 59 Days Past Due
60 - 89 Days Past Due	5
90 Days + Past Due
Non-Accrual	173	176
Total Past Due and Non-Accrual	178	176
Total Loans	23,358	18,061
Consumer [Member]
Schedule of aging of past due and nonaccrual loans
Current	6,325	5,985
30 - 59 Days Past Due	132	194
60 - 89 Days Past Due	23	29
90 Days + Past Due		8
Non-Accrual
Total Past Due and Non-Accrual	155	231
Total Loans	$ 6,480	$ 6,216